Long-Term Debt - Schedule of Maturities of Long-term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2016			$ 3,258
2017			3,990
2018			5,676
2019			54,500
2020			2,000
Thereafter			184,971
Partnership Debt	$ 195,157	$ 248,558	$ 250,041